SHARE BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2021 Installment shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Jul. 25, 2019 shares	Dec. 31, 2018 shares	Dec. 30, 2018 shares
Share Options [Member]
Share-based Payment Arrangement [Abstract]
Share option granted (in shares)	4,162,121	5,809,024	15,327,884
Options granted contractual term	10 years
SARs [Member]
Share-based Payment Arrangement [Abstract]
Shares granted (in shares)	51,464	86,149
Options granted contractual term	10 years
Number of substantially equal quarterly installments for vesting | Installment	12
SARs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	25.00%
SARs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	75.00%
RSUs [Member]
Share-based Payment Arrangement [Abstract]
Shares granted (in shares)	3,572,121	5,034,735
Options granted contractual term	10 years
Number of substantially equal quarterly installments for vesting | Installment	12
RSUs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	25.00%
RSUs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	75.00%
2009 Share Incentive Plan [Member]
Share-based Payment Arrangement [Abstract]
Maximum number of shares to all awards under the plan will increase on total ordinary shares, percentage	5.00%
2009 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Payment Arrangement [Abstract]
Maximum aggregate number of ordinary shares to be issued under Plan (in shares)	176,775,641	148,888,743	123,292,170	103,129,938	100,129,938	83,000,000